Related Party Transactions and Balances	12 Months Ended
Jun. 30, 2025
Related Party Transactions and Balances [Abstract]
Related party transactions and balances

Note 12 — Related party transactions and balances

The following was a summary of related parties and their relationships with the Company:

Name	Relationship
Mr. Lee, Yat Lung Andrew (“Mr. Lee”)	Chairman and Chief Executive Officer of the Company
Boxasone Limited (“BAO”)	Mr. Lee is a sole director and a shareholder
China Information Technology Development Limited (“CITD”)	A shareholder of the Company
Corpotech Limited (“Corpotech”)	22.5% owned by the Company

Related party transactions

The Company has commercial arrangements with related entities to provide or receive technical support and other services.

For the year ended June 30, 2025, the Company received services from Logic Network Limited, a subsidiary of CITD, and reflected in cost of revenue amounted to HKD1,133,500 (US$144,397). The Company received IT services for server rental from Corpotech amounted to HKD240,000 (US$30,574).

For the year ended June 30, 2024, the revenue generated from DataCube Research Centre Limited, which is subsidiary of CITD, amounted to HKD1,800,000. The Company also received services from Logic Network Limited and reflected in cost of revenue amounted to HKD1,140,000.

For the year ended June 30, 2023, the revenue generated from Macro Systems Limited, a subsidiary of CITD, and DataCube Research Centre Limited, amounted to HKD1,275,000 and HKD7,200,000, respectively. For the year ended June 30, 2023, the Group received services from Logic Network Limited and reflected in cost of revenue amounted to HKD1,198,545.

The Group remits management fees for the human resource services provided by BAO. During the year ended June 30, 2023, the Group recorded HKD119,000 for the human resource services fee, which are reflected in general and administrative expenses and HKD35,000, which are reflected in cost of revenue on the consolidated statement of income.

Related party balances

As of June 30, 2025, the Company has account payable of HKD71,500 (US$9,108) with Logic Network Limited. As of June 30, 2025, the Company has salaries accrued to directors of HKD230,000 (US$29,300).

Amount due to a related party

			As of June 30,
Name of related parties	Relationship	Nature of transactions	2024	2025
			HKD	HKD	US$
BAO	Mr. Lee is a sole director and shareholder	BAO reimbursed for certain expenses, including insurance and office expenses incurred on the Company’s behalf.	$2,422	$2,709	$345

Amount due to a director

		As of June 30,
Name of related parties	Nature of transactions	2024	2025
		HKD	HKD	US$
Mr. Lee	Mr. Lee from time to time, provides advances to the Company for working capital purposes.	$39,591	$335	$43